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               [Letterhead of Sutherland Asbill & Brennan LLP]


THERESA K. KELETY
DIRECT LINE: 202.383.0182
Internet: tkelety@sablaw.com

                                                   April 2, 1999

VIA EDGARLINK
-------------

United States Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re: GE Institutional Funds
                      File Nos. 333-29337; 811-08257
                      ------------------------------

Commissioners:

         On behalf of GE Institutional Funds (the "Trust"), we hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the form of the Prospectus and Statement of Additional Information ("SAI") being used in connection with the offering of interests in the Trust and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 5 for the Trust filed with the Commission on March 17, 1999 via EDGARLINK.

         If you have any questions, please contact the undersigned at (202) 383-0182 or David S. Goldstein at (202) 383-0606.

                                                     Sincerely,

                                                     /s/ Theresa K. Kelety
                                                         ----------------------
                                                         Theresa K. Kelety

cc: Jeanne La Porta, Esq./GE Institutional Funds
    Joseph Carucci/GE Institutional Funds
    David S. Goldstein, Esq./SA&B